OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES

		As at December 31
(In millions of dollars)	Note	2025	2024

Derivative instruments	19	699	845
Contract liabilities	6	273	282
Supplemental executive retirement plan	27	93	93
Stock-based compensation	29	75	31
Deferred player compensation		408	8
Deferred government grant liability	25	76	38
Residual value return provision liability	6	158	162
Other		443	207

Total other long-term liabilities		2,225	1,666